January 25, 2007	58278.00008
VIA EDGAR
Mr. Michael McTiernan
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:    Crystal River Capital, Inc.
Registration Statement on Form S-11
Commission File No. 333-130257
Dear Mr. McTiernan:
On behalf of Crystal River Capital, Inc. (“Crystal River”), we hereby transmit for filing with the Securities and Exchange Commission (the “Commission”) pursuant to Rule 424(b)(3) a prospectus supplement (the “Supplement”) to Post-Effective Amendment No. 1 (the “Amendment”) to the above-referenced registration statement.
As discussed with you, in response to a comment on the Amendment from the staff of the Commission (the “Staff”) conveyed in its comment letter of January 22, 2007, Crystal River has included additional information in the Supplement as set forth below. We have incorporated the Staff’s comment into this response letter in italics below and have provided Crystal River’s response below the comment.

1.	Please provide updated related party transaction disclosure in accordance with Item 404 of Regulation S-K. Please note that Item 404 of Regulation S-K has been revised. Refer to Securities Act Release No. 33-8732 (published August 29, 2006).
Crystal River has revised the disclosure on pages 154 and 157 of the Supplement in response to the Staff’s comment.
If you have any questions, or it would expedite your review in any way, please do not hesitate to contact the undersigned at (212) 318-6906 or my colleague, Keith D. Pisani, at (212) 318-6053.
Sincerely,
/s/  Michael L. Zuppone
Michael L. Zuppone
of Paul, Hastings, Janofsky & Walker LLP
Enclosures
cc:    Clifford E. Lai
Jon C. Tyras
Michael R. Rosella
Keith D. Pisani